Income Tax Expense - Summary of Income Tax Expense, Current and Deferred (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current	$ (1,049,399,775)	$ (1,062,455,589)	$ (470,613,337)
Deferred	(82,555,558)	840,509,392	(179,209,747)
Income tax expense	$ (1,131,955,333)	$ (221,946,197)	$ (649,823,084)